Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment charges related to Onshore US	$ 2,353	$ 33
Continuing operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment charges related to Onshore US	14	33	$ 16
Net carrying value of goodwill	$ 247	$ 247
Net carrying value of goodwill, per cent of net equity	1.00%	1.00%
Impairment of Onshore US assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment charges related to Onshore US	$ 2,339